Subsequent events	12 Months Ended
Jun. 30, 2021
21. Subsequent events	21. Subsequent events On September 23, 2021, a total of 211,112 warrants priced at CAD$0.90 were exercised into 211,112 common shares for gross proceeds of $150,100.